Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
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Commitments and Contingencies
20.	Commitments and Contingencies
As at December 31, 2019, major commitments with local financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,637,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	3,454
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	KRW	467,560	29,102
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	3,138
Loans for working capital	Korea Development Bank and others	KRW	254,193	154,693
Facility loans	Shinhan Bank and others	KRW	102,122	79
	Kookmin Bank and others	USD	212,000	87,940
Facility loans on ships	Shinhan Bank	USD	3,000	3,000
Derivatives transaction limit	Korea Development Bank	KRW	100,000	18,458

Total		KRW	2,648,575	208,924
		USD	215,000	90,940

As at December 31, 2019, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency		Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW		166,315
		USD		1,200
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD		5,980
Guarantee for payment in foreign currency	KEB Hana and others	USD		59,304
		PLN	1	13,751
Comprehensive credit line	KEB Hana Bank and others	KRW		40,000
	KEB Hana Bank	USD		10,000
Bid guarantee	KEB Hana Bank	USD		400
Bid guarantee		KRW		42,581
Performance guarantee /Warranty Guarantee	Korea Software Financial Cooperative and others	KRW		460,871
Guarantee for advances received/others		KRW		218,267
Warranty guarantee		KRW		562
Guarantees for licensing		KRW		6,578
Guarantee for deposits	Seoul Guarantee Insurance	KRW		3,586
Merchant business guarantee insurance		KRW		169

Total		KRW		938,929
		USD		76,884
		PLN	1	13,751

1	Polish Zloty.

As at December 31, 2019, guarantees provided by the Group to a third party, are as follows:

(In millions of Korean won and thousands of foreign currencies)	Subject to payment guarantees	Creditor	Currency	Limit	Used amount	Period
KT Estate Inc.	Busan Gaya Centreville Buyers	Shinhan Bank	KRW	4,829	4,137	Nov 10, 2017 ~Oct. 31, 2020
KT Estate Inc.	Daegu Beomeo-Crossroads SeohanIDaum Buyers	Shinhan Bank	KRW	8,028	6,985	Oct 29, 2017 ~Nov. 30, 2020
KT Hitel Co., Ltd.	Shinhan Bank	Cash payers	KRW	683	—	Apr 19, 2019 ~Apr 17, 2020
The Controlling Company is jointly and severally obligated with KT Sat Co., Ltd. to pay KT Sat Co., Ltd.’s liabilities incurred prior to spin-off.
As at December 31, 2019, the Controlling Company and KT Sat Co., Ltd. are jointly and severally liable for reimbursement of
￦
2,682 million.
For the year ended December 31, 2019, the Group made agreements with the Securitization Specialty Companies (2019: Giga LTE Forty third to Forty eighth Securitization Specialty Co., Ltd., 2018: Giga LTE Thirty seventh to Forty second Securitization Specialty Co., Ltd.), and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement the Group will receive asset management fees upon liquidation of securitization specialty company.
As at December 31, 2019, the Group is a defendant in 190 lawsuits with the total claimed amount of
￦
214,877 million (2018:
￦
169,246 million). As at December 31, 2019, litigation provisions of
￦
62,241 million (2018:
￦
58,776 million) for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated as at December 31, 2019.
In December 2013, Asia Broadcast Satellite Holdings Ltd. (“ABS”) filed a request for meditation to the International Chamber of Commerce (“ICC”) for the compensation of damages from the ownership of the satellite
Koreasat-3
(“K3”) and the alleged breach of the entrustment control contract related to K3, which was made and entered into with the Controlling Company and its subsidiary, KT Sat Co., Ltd. At the end of reporting period, the Controlling Company and its subsidiary, KT Sat Co., Ltd., requested to appeal to the U.S. Supreme Court in December 2019 in response to the second U.S. Court of Appeals, but it was finally closed in February 2020 with a dismissal of appeal decision.
According to the financial and other covenants included in certain debentures and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity
ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.
As at December 31, 2019, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants.
As at December 31, 2019, contract amount of property and equipment acquisition agreement made but not yet recognized amounts to
￦
851,798 million (2018:
￦
1,474,009 million).